1

  Statement of Additional Information ("SAI") Supplement dated
                        July 7, 1997 to:

             PUTNAM AMERICAN GOVERNMENT INCOME FUND
                   SAI dated January 30, 1997
              PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996
                 PUTNAM ASIA PACIFIC GROWTH FUND
                   SAI dated January 30, 1997
         PUTNAM ASSET ALLOCATION FUND: BALANCED PORTFOLIO
                   SAI dated January 30, 1997
      PUTNAM ASSET ALLOCATION FUND: CONSERVATIVE PORTFOLIO
                   SAI dated January 30, 1997
         PUTNAM ASSET ALLOCATION FUND: GROWTH PORTFOLIO
                   SAI dated January 30, 1997
                 PUTNAM BALANCED RETIREMENT FUND
                   SAI dated February 28, 1997
            PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
                   SAI dated January 30, 1997
                PUTNAM CAPITAL APPRECIATION FUND
                  SAI dated September 30, 1996
             PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
                   SAI dated February 28, 1997
                 PUTNAM DIVERSIFIED EQUITY TRUST
                     SAI dated June 30, 1997
                 PUTNAM DIVERSIFIED INCOME TRUST
                   SAI dated January 30, 1997
                  PUTNAM EMERGING MARKETS FUND
                   SAI dated October 30, 1996
                    PUTNAM EQUITY INCOME FUND
                    SAI dated March 30, 1997
                    PUTNAM EUROPE GROWTH FUND
                   SAI dated October 30, 1996
              PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996
                   PUTNAM FEDERAL INCOME TRUST
                   SAI dated February 28, 1997
                THE GEORGE PUTNAM FUND OF BOSTON
                   SAI dated November 30, 1996
             PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
                   SAI dated February 28, 1997
                    PUTNAM GLOBAL GROWTH FUND
      SAI dated February 28, 1997, as revised June 12, 1997
              PUTNAM GLOBAL NATURAL RESOURCES FUND
                   SAI dated December 30, 1996
              THE PUTNAM FUND FOR GROWTH AND INCOME
                   SAI dated February 28, 1997

                PUTNAM GROWTH AND INCOME FUND II
                    SAI dated March 30, 1997
                PUTNAM HIGH YIELD ADVANTAGE FUND
                    SAI dated March 30, 1997
                     PUTNAM HIGH YIELD TRUST
                   SAI dated December 30, 1996
                  PUTNAM HEALTH SCIENCES TRUST
                   SAI dated December 30, 1996
                       PUTNAM INCOME FUND
                   SAI dated February 28, 1997
         PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                    SAI dated March 30, 1997
                PUTNAM INTERNATIONAL GROWTH FUND
                   SAI dated October 30, 1996
           PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                   SAI dated December 31, 1996
                PUTNAM INTERNATIONAL VOYAGER FUND
                   SAI dated October 30, 1996
                      PUTNAM INVESTORS FUND
                   SAI dated November 30, 1996
           PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996
             PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996
             PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996
                    PUTNAM MONEY MARKET FUND
                   SAI dated January 30, 1997
                  PUTNAM MUNICIPAL INCOME FUND
                     SAI dated July 30, 1996
            PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996
                  PUTNAM NEW OPPORTUNITIES FUND
                   SAI dated October 30, 1996
                      PUTNAM NEW VALUE FUND
                   SAI dated December 31, 1996
             PUTNAM NEW YORK TAX EXEMPT INCOME FUND
                   SAI dated January 30, 1997
          PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
                   SAI dated January 30, 1997
               PUTNAM OHIO TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996
                PUTNAM OTC & EMERGING GROWTH FUND
                   SAI dated December 16, 1996
           PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                  SAI dated September 30, 1996

                  PUTNAM PREFERRED INCOME FUND
                    SAI dated March 30, 1997

                  PUTNAM TAX EXEMPT INCOME FUND
                   SAI dated January 30, 1997
                 PUTNAM TAX-FREE HIGH YIELD FUND
                   SAI dated November 30, 1996
                  PUTNAM TAX-FREE INSURED FUND
                   SAI dated November 30, 1996
               PUTNAM U.S. GOVERNMENT INCOME TRUST
                   SAI dated January 30, 1997
             PUTNAM UTILITIES GROWTH AND INCOME FUND
                   SAI dated February 28, 1997
                        PUTNAM VISTA FUND
                   SAI dated November 30, 1996
                       PUTNAM VOYAGER FUND
                   SAI dated November 30, 1996
                     PUTNAM VOYAGER FUND II
                    SAI dated April 30, 1997



The section entitled "Investment Performance" is supplemented by the following:


INVESTMENT PERFORMANCE
Standard performance measures


Putnam American Government Income Fund


                          Class A   Class B  Class M
Inception date:           3/1/85    5/20/94  2/14/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.60%     1.99%    4.12%

5 years                   4.74      4.60     4.78

10 years                  6.31      5.91     6.13

Yield
(period ended 5/31/97)
  30-day Yield            5.29%     4.81%    5.14%


Putnam Arizona Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           1/30/91   7/15/93  7/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.28%     1.82%    3.55%

5 years                   5.25      5.16     5.26

Life of fund              6.29      6.29     6.17

Yield
(period ended 5/31/97)
  30-day Yield            4.50%     4.08%    4.28%
 Tax-equivalent yield**   7.86%     7.12%    7.47%




Putnam Asia Pacific Growth Fund


                          Class A   Class B  Class M
Inception date:           2/20/91   6/1/93   2/1/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    -1.20%    -0.82%   0.80%

5 years                   11.46     11.74    11.42

Life of fund              9.19      9.38     8.99



Putnam Asset Allocation Funds: Balanced Portfolio


                          Class A   Class B  Class C  Class M
Class Y
Inception date:           2/7/94    2/11/94  9/1/94   2/6/95
7/5/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    9.92%     10.73%   14.68%   11.90%
16.82%

Life of fund              12.00     12.48    12.99    12.34
14.25

Yield
(period ended 5/31/97)
  30-day Yield            2.28%     1.65%    1.63%    1.83%
2.64%














Putnam Asset Allocation Funds: Conservative Portfolio


                          Class A   Class B  Class C  Class M
Class Y
Inception date:           2/7/94    2/18/94  9/1/94   2/7/95
7/14/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    6.42%     7.04%    11.17%   8.47%
13.15%

Life of fund              8.06      8.45     9.11     8.32
10.26

Yield
(period ended 5/31/97)
  30-day Yield            3.03%     2.47%    2.46%    2.62%
3.45%


Putnam Asset Allocation Funds: Growth Portfolio


                          Class A   Class B  Class C  Class M
Class Y
Inception date:           2/8/94    2/16/94  9/1/94   2/3/95
7/14/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    9.93%     10.78%   14.79%   12.00%
16.94%

Life of fund              13.25     13.84    14.31    13.47
15.62

Yield
(period ended 5/31/97)
  30-day Yield            1.25%     0.60%    0.60%    0.82%
1.58%









Putnam Balanced Retirement Fund


                          Class A   Class B  Class M
Inception date:           4/19/85   2/1/94   3/17/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    11.22%    12.09%   13.29%

5 years                   11.50     11.73    11.47

10 years                  10.10     9.84     9.74

Yield
(period ended 5/31/97)
  30-day Yield            3.18%     2.62%    2.83%


Putnam California Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           4/29/83   1/4/93   2/14/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.07%     2.59%    4.43%

5 years                   5.92      5.84     5.89

10 years                  7.70      7.36     7.41

Yield
(period ended 5/31/97)
  30-day Yield            4.80%     4.39%    4.61%
 Tax-equivalent yield**   8.76%     8.01%    8.42%








Putnam Capital Appreciation Fund


                          Class A   Class B  Class M
Inception date:           8/5/93    11/2/94  1/22/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    15.88%    17.02%   18.07%

Life of fund              25.09     25.68    25.21



Putnam Convertible Income-Growth Trust


                          Class A   Class B  Class M
Inception date:           6/29/72   7/15/93  3/13/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    9.55%     10.35%   11.66%

5 years                   13.33     13.57    13.26

10 years                  10.40     10.14    10.01

Yield
(period ended 5/31/97)
  30-day Yield            4.04%     3.55%    3.65%













Putnam Diversified Equity Trust


                          Class A   Class B  Class M
Inception date:           7/1/94    7/1/94   7/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    8.47%     9.41%    10.74%

Life of fund              17.35     18.41    17.98



Putnam Diversified Income Trust


                          Class A   Class B  Class M  Class Y
Inception date:           10/3/88   3/1/93   12/1/94  7/1/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.97%     3.28%    5.33%    9.39%

5 years                   7.96      7.91     8.00     9.07

Life of fund              9.14      8.89     8.99     9.78

Yield
(period ended 5/31/97)
  30-day Yield            6.40%     5.91%    6.28%    7.01%














Putnam Emerging Markets Fund


                          Class A   Class B   Class M
Inception date:           12/28/95  10/30/96  10/30/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.65%     4.19%     5.62%

Life of fund              20.05     21.68     21.44



Putnam Equity Income Fund


                          Class A   Class B  Class M
Inception date:           6/15/77   9/13/93  12/2/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    17.27%    18.45%   19.43%

5 years                   16.15     16.44    16.06

10 years                  10.80     10.54    10.41

Yield
(period ended 5/31/97)
  30-day Yield            1.80%     1.18%    1.38%














Putnam Europe Growth Fund


                          Class A   Class B  Class M
Inception date:           9/7/90    2/1/94   12/1/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    15.96%    17.20%   18.27%

5 years                   14.35     14.65    14.43

Life of Fund              14.22     14.37    14.10



Putnam Florida Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           8/24/90   1/4/93   5/1/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.88%     2.28%    4.14%

5 years                   5.46      5.38     5.48

Life of fund              6.79      6.74     6.64

Yield
(period ended 5/31/97)
 30-day Yield             4.76%     4.35%    4.54%
 Tax-equivalent yield**   7.88%     7.20%    7.52%











Putnam Federal Income Trust


                          Class A   Class B  Class M
Inception date:           6/2/86    6/6/94   4/12/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.06%     2.38%    4.56%

5 years                   4.77      4.66     4.82

10 years                  6.96      6.56     6.77

Yield
(period ended 5/31/97)
  30-day Yield            5.90%     5.44%    5.77%


The George Putnam Fund of Boston


                          Class A   Class B  Class M  Class Y
Inception date:           11/5/37   4/27/92  12/1/94  4/1/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    13.22%    14.21%   15.37%   20.47%

5 years                   12.55     12.81    12.50    14.10

10 years                  11.29     11.03    10.88    12.05

Yield
(period ended 5/31/97)
  30-day Yield            3.11%     2.57%    2.63%    3.53%









Putnam Global Governmental Income Trust


                          Class A   Class B  Class M
Inception date:           6/1/87    2/1/94   3/17/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    1.69%     1.04%    3.10%

5 years                   5.60      5.54     5.62

Life of fund              9.40      9.04     9.21

Yield
(period ended 5/31/97)
  30-day Yield            6.29%     5.87%    6.05%


Putnam Global Growth Fund


                          Class A   Class B  Class M  Class Y
Inception date:           9/1/67    4/27/92  3/1/95   6/15/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    12.05%    12.89%   14.04%   19.18%

5 years                   11.84     12.06    11.80    13.54

10 years                  9.11%     8.84%    8.74%    9.92%













Putnam Global Natural Resources Fund


                          Class A   Class B  Class M
Inception date:           7/24/80   2/1/94   7/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    12.64%    13.69%   14.73%

5 years                   10.69     10.93    10.68

10 years                  9.95      9.69     9.57



The Putnam Fund For Growth and Income


                          Class A   Class B  Class M  Class Y
Inception date:           11/16/57  4/27/92  5/1/95   6/15/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    17.53%    18.77%   19.73%   25.02%

5 years                   16.04     16.31    15.99    17.60

10 years                  13.46     13.18    13.06    14.22

Yield
(period ended 5/31/97)
  30-day Yield            1.90%     1.28%    1.46%    2.23%












Putnam Growth and Income Fund II


                          Class A   Class B  Class M
Inception date:           1/5/95    1/5/95   1/5/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    16.81%    18.10%   19.09%

Life of fund              25.16     26.41    25.77

Yield
(period ended 5/31/97)
  30-day Yield            1.51%     0.87%    1.07%


Putnam Health Sciences Trust


                          Class A   Class B  Class M
Inception date:           5/28/82   3/1/93   7/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    12.19%    13.14%   14.28%

5 years                   15.85     16.10    15.80

10 years                  15.21%    14.93%   14.82%












Putnam High Yield Advantage Fund


                          Class A   Class B  Class M
Inception date:           3/25/86   5/16/94  12/1/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    5.74%     5.18%    7.12%

5 years                   9.30      9.08     9.35

10 years                  10.30     9.82     10.10

Yield
(period ended 5/31/97)
  30-day Yield            7.92%     7.57%    7.81%


Putnam High Yield Trust


                          Class A   Class B  Class M
Inception date:           2/14/78   3/1/93   7/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    7.39%     6.90%    8.77%

5 years                   9.51      9.45     9.57

10 years                  9.97      9.59     9.80

Yield
(period ended 5/31/97)
  30-day Yield            7.75%     7.38%    7.44%









Putnam Income Fund


                          Class A   Class B  Class M  Class Y
Inception date:           11/1/54   3/1/93   12/1/94  6/16/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    4.16%     3.63%    5.62%    9.75%

5 years                   6.73      6.65     6.75     7.92

10 years                  8.59      8.20     8.38     9.21

Yield
(period ended 5/31/97)
  30-day Yield            5.68%     5.20%    5.49%    6.21%


Putnam Intermediate U.S. Government Income Fund


                          Class A   Class B  Class M
Inception date:           2/16/93   2/16/93  4/4/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.64%     3.47%    4.75%

Life of fund              4.28      4.46     4.43

Yield
(period ended 5/31/97)
  30-day Yield            5.20%     4.76%    5.12%











Putnam International Growth Fund


                          Class A   Class B  Class M  Class Y
Inception date:           2/28/91   6/1/94   12/1/94  7/12/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    13.80%    14.69%   15.78%   21.02%

5 years                   13.44     13.63    13.43    14.85

Life of fund              11.71     11.84    11.53    12.83



Putnam International New Opportunities Fund


                          Class A   Class B  Class M
Inception date:           1/3/95    7/21/95  7/21/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    7.89%     8.56%    9.82%

Life of fund              18.27     19.37    18.89


















Putnam International Voyager Fund


                          Class A   Class B   Class M
Inception date:           12/28/95  10/30/96  10/30/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    12.77%    13.81%    14.83%

Life of fund              17.86%    19.45%    19.20%



Putnam Investors Fund


                          Class A   Class B  Class M  Class Y
Inception date:           12/1/25   3/1/93   12/2/94  11/30/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    17.09%    18.38%   19.28%   24.22%

5 years                   17.33     17.59    17.27    18.72

10 years                  12.99%    12.68%   12.59%   13.67%









Putnam Massachusetts Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           10/23/89  7/15/93  5/12/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.83%     2.35%    4.17%

5 years                   6.08      6.04     6.03

Life of fund              7.44      7.30     7.24

Yield
(period ended 5/31/97)
 30-day Yield             4.98%     4.57%    4.77%
 Tax-equivalent yield**   9.37%     8.60%    8.97%


Putnam Michigan Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           10/23/89  7/15/93  4/17/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.24%     2.73%    4.54%

5 years                   5.70      5.70     5.68

Life of fund              6.58      6.47     6.39

Yield
(period ended 5/31/97)
 30-day yield             4.93%     4.53%    4.73%
 Tax-equivalent yield**   8.54%     7.85%    8.19%







Putnam Minnesota Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           10/23/89  7/15/93  4/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.34%     1.83%    3.63%

5 years                   5.21      5.12     5.17

Life of fund              6.18      6.02     5.97

Yield
(period ended 5/31/97)
 30-day Yield             4.91%     4.55%    4.74%
 Tax-equivalent yield**   8.88%     8.23%    8.58%



Putnam Money Market Fund


                          Class A   Class B  Class M
Inception date:           10/1/76   4/27/92  12/8/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    5.07%     -0.45%   4.91%

5 years                   4.13      3.28     3.98

10 years                  5.52      5.01     5.36

Yield
(period ended 5/31/97)
 7-day yield              5.39%     4.89%    5.24%
 Effective yield          5.54%     5.01%    5.38%






Putnam Municipal Income Fund


                          Class A   Class B  Class M
Inception date:           5/22/89   1/4/93   12/1/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.32%     2.87%    4.77%

5 years                   6.02      6.01     6.04

Yield
(period ended 5/31/97)
 30-day Yield             5.37%     5.04%    5.22%
 Tax-equivalent yield*    8.89%     8.34%    8.64%


Putnam New Jersey Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           2/20/90   1/4/93   5/1/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.23%     2.74%    4.65%

5 years                   5.57      5.47     5.57

Yield
(period ended 5/31/97)
 30-day Yield             4.72%     4.32%    4.52%
 Tax-equivalent yield**   8.35%     7.64%    7.99%











Putnam New Opportunities Fund


                          Class A   Class B  Class M  Class Y
Inception date:           8/31/90   3/1/93   12/1/94  7/19/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    -9.89%    -9.80%   -8.18%   -4.15%

5 years                   23.12     23.52    23.08    24.78

Life of fund              27.30     27.43    27.05    28.56



Putnam New Value Fund


                          Class A   Class B  Class M
Inception date:           1/3/95    2/26/96  2/26/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    14.94%    16.02%   17.11%

Life of fund              25.11     26.36    25.69

Yield
(period ended 5/31/97)
  30-day Yield            1.32%     0.68%    0.89%














Putnam New York Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           9/2/83    1/4/93   4/10/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.19%     2.55%    4.51%

5 years                   5.48      5.39     5.43

10 years                  7.48      7.12     7.17

Yield
(period ended 5/31/97)
 30-day Yield             4.73%     4.29%    4.53%
 Tax-equivalent yield***  8.77%     7.96%    8.40%


Putnam New York Tax Exempt Opportunities Fund


                          Class A   Class B  Class M
Inception date:           11/7/90   2/1/94   2/10/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.79%     2.18%    4.08%

5 years                   5.66      5.62     5.58

Yield
(period ended 5/31/97)
 30-day Yield             4.98%     4.53%    4.72%
 Tax-equivalent yield***  9.24%     8.40%    8.75%









Putnam Ohio Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           10/23/89  7/15/93  4/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.72%     2.10%    4.12%

5 years                   5.51      5.44     5.50

Life of fund              6.48      6.33     6.29

Yield
(period ended 5/31/97)
 30-day Yield             4.80%     4.39%    4.58%
 Tax-equivalent yield**   8.55%     7.82%    8.15%


Putnam OTC & Emerging Growth Fund


                          Class A   Class B  Class M  Class Y
Inception date:           11/1/82   7/15/93  12/2/94  7/12/96

Annualized total return:
(for periods ended
5/31/97)

1 year                    -21.65%   -21.26%  -20.14%  -16.57%

5 years                   19.48     19.80    19.45    20.98

10 years                  13.57     13.30    13.18    14.29












Putnam Pennsylvania Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           7/21/89   7/15/93  7/3/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    2.77%     2.17%    3.99%

5 years                   6.02      5.93     6.03

Life of fund              7.02      6.82     6.81

Yield
(period ended 5/31/97)
 30-day Yield             5.05%     4.65%    4.84%
 Tax-equivalent yield**   8.60%     7.92%    8.24%


Putnam Preferred Income Fund


                          Class A   Class M
Inception date:           1/4/84    4/20/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    7.56%     8.69%

5 years                   7.47      7.37

10 years                  7.63      7.44

Yield
(period ended 5/31/97)
  30-day Yield            6.46%     6.28%



Putnam Tax Exempt Income Fund


                          Class A   Class B  Class M
Inception date:           12/31/76  1/4/93   2/16/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.66%     3.12%    4.97%

5 years                   5.80      5.76     5.79

10 years                  7.77      7.45     7.49

Yield
(period ended 5/31/97)
 30-day Yield             4.97%     4.57%    4.76%
 Tax-equivalent yield*    8.23%     7.57%    7.88%




Putnam U.S. Government Income Trust


                          Class A   Class B  Class M  Class Y
Inception date:           2/8/84    4/27/92  2/6/95   4/11/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.41%     2.80%    4.90%    8.81%

5 years                   4.93      4.85     5.02     6.13

10 years                  7.24      6.88     7.07     7.85

Yield
(period ended 5/31/97)
  30-day Yield            6.30%     5.86%    6.17%    6.87%







Putnam Utilities Growth and Income Fund


                          Class A   Class B  Class M
Inception date:           11/19/90  4/27/92  3/1/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    10.48%    11.35%   12.74%

5 years                   11.48     11.73    11.50

Life of fund              11.07     11.26    10.93

Yield
(period ended 5/31/97)
  30-day Yield            3.23%     2.69%    2.81%







Putnam Vista Fund


                          Class A   Class B  Class M  Class Y
Inception date:           6/3/68    3/1/93   12/1/94  3/28/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    3.70%     4.15%    5.67%    10.29%

5 years                   17.35     17.64    17.31    18.91

10 years                  14.04     13.76    13.65    14.79



Putnam Voyager Fund


                          Class A   Class B  Class M  Class Y
Inception date:           4/1/69    4/27/92  12/1/94  4/1/94

Annualized total return:
(for periods ended
5/31/97)

1 year                    -0.80%    -0.46%   0.99%    5.50%

5 years                   17.11     17.37    17.07    18.72

10 years                  15.10     14.82    14.72    15.90



Putnam Voyager Fund II


                          Class A   Class B  Class M
Inception date:           4/14/93   10/2/95  10/2/95

Annualized total return:
(for periods ended
5/31/97)

1 year                    -8.42%    -8.32%   -6.68%

Life of fund              17.76     18.29    17.86



* Assumes the combined maximum federal tax rates when applicable.
Results for investors subject to lower tax rates would not be as advantageous.

** Assumes the combined maximum federal and state tax rates when applicable. Results for investors subject to lower tax rates would not be as advantageous.

*** Assumes the combined maximum federal, state and city tax rates when applicable. Results for investors subject to lower tax rates would not be as advantageous.


Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 5.75% (4.75% for Putnam Diversified Income Trust, Putnam Income Fund and Putnam U.S. Government Income Trust and zero for Putnam Money Market
Fund) for class A shares and 3.50% (3.25% for Putnam Diversified Income Trust, Putnam Income Fund and Putnam U.S. Government Income Trust and zero for Putnam Money Market Fund) for class M shares.

Returns for class B shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which is 5% (3% for Putnam Intermediate U.S. Government Income Fund) in the first year, declining to 1% in the sixth year (fourth year for Putnam Intermediate U.S. Government Income Fund), and is eliminated thereafter. Class Y shares are offered without an initial sales charge or CDSC.

Returns shown for class B, class M and class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares.

For class C shares of the Asset Allocation Funds, returns shown for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


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